Financial instruments and risk management - Narrative (Detail) £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Foreign currency borrowings and financial derivatives designated in net investment hedge relationships			£ 17,436	£ 14,503
Borrowings percentage			100.00%	100.00%		100.00%	100.00%
Collateral held under agreements			£ 120	£ 54		$ 152	$ 71
Other current financial iabilities			333	230
Movement in financial assets - other instruments			3	50
Borrowings			12,555	9,902
Adjusted net borrowings			£ 12,123
Adjusted EBITDA ratio			2.5
Post-employment benefit liabilities			£ 846	£ 872
Net borrowings adjusted EBITDA			£ 4,802
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage			55.00%	52.00%		55.00%	52.00%
Fair value | Quoted
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 13,240	£ 10,304
Option Exercised Two Years Later
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liability			£ 17
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Current borrowings to gross borrowings less money market demand deposits, percent			50.00%			50.00%
Commercial paper to gross borrowings less money market demand deposits, percent			30.00%			30.00%
Currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable			10.00%
Currency exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)			24 months
Target hedge ratio			75.00%
Currency exchange risk | Other currency
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)			18 months
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)			24 months
Maximum commodity exposure value at risk			0.75%
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable			0.50%
Minimum
Disclosure of detailed information about financial instruments [line items]
Adjusted EBITDA ratio			2.5
Minimum | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage			40.00%			40.00%
Maximum
Disclosure of detailed information about financial instruments [line items]
Adjusted EBITDA ratio			3.0
Maximum | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage			60.00%			60.00%
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Maximum total net investment value at risk to total net asset percentage			20.00%
Value at risk, loss defining period (in years)			1 year
Percentage of probability confidence level			95.00%
Foreign currency borrowings and financial derivatives designated in net investment hedge relationships			£ 4,001	5,238
Net investment hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Reserves from hedge relationships for which hedge accounting is no longer applied			20	21
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			79	(57)	£ (29)
Gain (loss) transferred out of other comprehensive income			(45)	7	(143)
Gain (loss) transferred out of other comprehensive income			82	(6)	42
Cash flow hedges | Currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(86)	22	(26)
Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(9)	0	0
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			180	(64)	£ (8)
Cash flow hedges | Abnormally large changes in asset prices or foreign exchange rates
Disclosure of detailed information about financial instruments [line items]
Loss to income statement	£ 13	£ 44
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on fair value hedging instruments			119	(12)
Gain (loss) on the hedged items attributable to the hedged risks			(120)	12
Accumulated fair value changes on the hedged item			£ 103	17
Industrias Licoreras De Guatemala
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in investment by extenal party			50.00%
Industrias Licoreras De Guatemala | Level 3
Disclosure of detailed information about financial instruments [line items]
Other current financial iabilities			£ 174	£ 164